GMO Alternative Allocation Fund Investment Strategy - GMO Alternative Allocation Fund	Feb. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The Fund seeks annualized returns of 4% (net of fees) above cash (FTSE 3-Month Treasury Bill Index) over a complete market cycle by obtaining long and/or short exposures to a variety of investment styles (“Styles”) across the following asset groups: stocks, equity indices, bonds, interest rates, currencies and commodities (“Asset Groups”). The Fund’s long and short exposures to Styles and Asset Groups depend on GMO’s evaluation of investment opportunities. The Fund will pursue exposure to Styles and Asset Groups through a variety of underlying strategies. The Styles typically employed by the Fund are:Value: Value strategies seek to identify opportunities to buy assets that appear inexpensive and sell assets that appear expensive based on fundamental measures related to price, seeking to capture the tendency for relatively inexpensive assets to outperform relatively expensive assets. The Fund will seek to buy assets that GMO believes are relatively inexpensive and sell those that GMO believes are relatively expensive. Examples of value strategies include using price-to-earnings and price-to-book ratios for selecting stocks.Quality: Quality strategies favor investments that exhibit relatively higher quality characteristics. GMO believes a high quality company generally to be a company that has an established business that will deliver a high level of return on past investments and that will use cash flows to make investments with the potential for a high return on capital or to return cash to shareholders through dividends or share buybacks. An example of a quality strategy is seeking long exposure to high quality companies and/or short exposure to low quality companies that GMO believes to be of low quality.Carry: “Carry” is typically defined as the return of an asset assuming that market conditions or valuations stay the same. Carry strategies favor investments with higher yields over those with lower yields, seeking to capture the tendency for higher-yielding assets to provide higher returns than lower-yielding assets. An example of carry measures includes selecting currencies and bonds based on interest rates.Momentum: Momentum strategies favor investments that have performed relatively well over those that have underperformed over the medium-term (i.e., one year or less), seeking to capture the tendency that an asset’s recent relative performance will continue in the near future. Examples of momentum measures include simple price momentum for selecting stocks and price- and yield-based momentum for selecting bonds.Volatility: Volatility is a statistical measurement of the dispersion of returns of an asset, as measured by the annualized standard deviation of its returns. Historically, the average implied volatility of index options has exceeded the realized volatility of the underlying index. This difference represents the volatility premium, or market participants’ willingness to pay for protection against losses when volatility suddenly increases. An example of a volatility strategy is selling or writing put options (hedged or unhedged) on various equity and credit indices.Trend: Trend strategies seek to capture the historical tendency of an asset’s recent (relative or absolute) performance to continue into the future. The Fund may have both long and short positions in different assets depending on their respective price and/or economic trends. An example of a trend measure is using short-term prices (e.g., prices over a one- to three-month period) to select an equity index.Event-Driven: Event-driven strategies seek to benefit from movements in equity prices in connection with material corporate events, such as merger and acquisition transactions, corporate restructurings, and other transaction types and regulatory events. Where GMO believes a material corporate event is likely to occur (or not occur), the Fund may take long and/or short positions in equities of companies that are the subjects of such corporate events.The Fund’s Styles may change over time and the allocation of Fund exposures to and among the Styles and Asset Groups will also change over time. GMO does not expect the Fund’s performance to be highly correlated with that of traditional equity market indices. GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, and GMO does not expect the Fund’s performance to be highly correlated with that of traditional equity or fixed income market indices. The Fund typically has gross investment exposure in excess of its net assets (i.e., the Fund typically is leveraged) and therefore is subject to higher risk of loss than if the Fund were not leveraged. GMO does not seek to achieve a particular volatility level or range for the Fund but expects the Fund’s typical volatility to be between 4% and 12%. The Fund at times may have substantial exposure to a single Style, asset class, sector, country, region, issuer, or currency and companies with similar market capitalizations. The Fund is not restricted in its exposure to any particular Style, Asset Group or market and may invest in securities of companies of any market capitalization.In seeking to achieve its investment objective, the Fund may invest in exchange-traded and over-the-counter (OTC) derivatives, which may include options, futures, forward currency contracts, and swap contracts. The Fund may lend its portfolio securities.The Fund gains exposure to commodities and some other asset classes by investing through a wholly-owned subsidiary advised by GMO, which does not receive any management or other fees for its services to the subsidiary. The subsidiary invests primarily in commodity-related derivatives (such as over-the-counter swaps on commodity indices) and fixed income investments but also may invest in any other investment in which the Fund is permitted to invest directly. References in this Prospectus to actions taken by the Fund refer to actions taken by the subsidiary as well as the Fund. The Fund does not invest directly in commodities and commodity-related derivatives (such as swaps on commodity indices).The Fund also may invest in money market funds unaffiliated with GMO and directly in the types of investments typically held by money market funds.